LEGAL CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended
	Jan. 04, 2021	Jan. 28, 2021	Mar. 31, 2019
Damages net amount	$ 900,000		$ 90,000
Mission Culture LLC [Member]
Amount due for services		$ 197,000